As filed with the Securities and Exchange Commission on October 8, 2015

Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ____ ☐

Post-Effective Amendment No. 69 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 70 ☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I c/o Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On October 16, 2015, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 16, 2015, the effectiveness of the Registration Statement for ActiveAlts Contrarian ETF (formerly the ActiveAlts Short Squeeze Fund) filed in Post-Effective Amendment No. 34 on April 3, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act (SEC Accession No. 0000891092-15-003026) (referred to herein as “PEA No. 34”), the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A, filed on June 22, 2015, Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, filed on August 10, 2015, Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, filed on August 21, 2015 and Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, filed on September 30, 2015.

This Post-Effective Amendment No. 68 incorporates by reference the information contained in Parts A, B and C of PEA No. 34.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 8th day of October, 2015.

ETFIS SERIES TRUST I
(Registrant)
By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	Trustee, President (Principal Executive Officer)	October 8, 2015
/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	October 8, 2015
/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	October 8, 2015
/s/ James Simpson* James Simpson	Trustee	October 8, 2015
/s/ Robert S. Tull* Robert S. Tull	Trustee	October 8, 2015
* By: /s/ William J. Smalley William J. Smalley, Attorney-in-fact		October 8, 2015

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